Statement of changes in equity - ZAR (R) R in Millions	Shareholders' equity	Share capital	Share repurchase programme	Retained earnings	Share-based payment reserve	Foreign currency translation reserve	Remeasurements on post-retirement benefit obligations	Investment fair value reserve	Cash flow hedge accounting reserve	Non-controlling interests in subsidiaries	Total
Balance at beginning of period at Jun. 30, 2017											R 217,234
Movement in share-based payment reserve											505
Share-based payment expense											453
Deferred tax											52
Total comprehensive income for the period											4,392
Dividends paid to shareholders											(4,836)
Dividends paid to non-controlling shareholders in subsidiaries											(373)
Balance at end of period at Dec. 31, 2017	R 210,950	R 29,282	R (2,641)	R 179,306	R (12,551)	R 19,940	R (1,928)	R 45	R (503)	R 5,972	216,922
Balance at beginning of period at Jun. 30, 2017											217,234
Movement in share-based payment reserve											3,942
Share-based payment expense											823
Deferred tax											166
Sasol Khanyisa transaction											2,953
Total comprehensive income for the period											16,160
Transactions with non-controlling shareholders											(51)
Dividends paid to shareholders											(7,952)
Dividends paid to non-controlling shareholders in subsidiaries											(725)
Balance at end of period at Jun. 30, 2018	222,985	15,775		184,352	(4,021)	28,500	(1,844)	43	180	5,623	228,608
Movement in share-based payment reserve											681
Share-based payment expense											327
Deferred tax											(122)
Sasol Khanyisa transaction											476
Total comprehensive income for the period											19,775
Dividends paid to shareholders											(4,897)
Final distribution to Sasol Inzalo Public Shareholders											(1,372)
Dividends paid to non-controlling shareholders in subsidiaries											(557)
Balance at end of period at Dec. 31, 2018	R 235,997	R 9,888		R 195,789	R (424)	R 32,653	R (1,846)	R 105	R (168)	R 6,241	R 242,238